ADVANCED SERIES TRUST
AST Academic Strategies Asset Allocation Portfolio

Supplement dated March 14, 2014 to the Current

Summary Prospectus, Prospectus and Statement of Additional Information (SAI)

J.P. Morgan Portfolio Manager Terance Chen will be resigning from J.P. Morgan Investment Management Inc. (JPMIM) in the fourth quarter of 2014. Mr. Chen will continue to serve on the portfolio management team of the AST Academic Strategies Asset Allocation Portfolio (the Portfolio) until such time. Raffaele Zingone and Steven G. Lee have joined Mr. Chen as portfolio managers of the J.P. Morgan Sleeve of the Portfolio.

Effective immediately, AlphaSimplex Group, LLC (AlphaSimplex) Portfolio Manager, Jeremiah H. Chafkin, will no longer serve as a co-manager of the Portfolio. Andrew W. Lo will continue to serve on the portfolio management team. Philippe P. Lüdi, Peter A. Lee, Robert W. Sinnott and Alexander D. Healy have joined Mr. Lo as portfolio managers of the AlphaSimplex Sleeve of the Portfolio.

To reflect these changes, the Portfolio’s Prospectus and SAI are hereby changed as follows:

  All references to Mr. Chafkin are hereby deleted.
  The following table replaces the section of the table that references JPMIM in the summary section of the Prospectus relating to the Portfolio entitled “Management of the Portfolio”:
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
Prudential Investments LLC and AST Investment Services, Inc.	J.P. Morgan Investment Management Company, Inc.	Terance Chen*	Managing Director, Portfolio Manager	July 2008
		Raffaele Zingone	Managing Director	February 2014
		Steven G. Lee	Managing Director	February 2014

*Mr. Chen will be resigning from JPMIM in the fourth quarter of 2014. Mr. Chen will continue to serve on the portfolio management team of the Portfolio until such time.

  The following table replaces the section of the table that references AlphaSimplex in the summary section of the Prospectus relating to the Portfolio entitled “Management of the Portfolio”:

Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
Prudential Investments LLC and AST Investment Services, Inc.	AlphaSimplex Group, LLC	Andrew W. Lo	Chief Investment Strategist, Portfolio Manager	July 2008
		Peter A. Lee	Senior Research Scientist, Portfolio Manager	March 2014
		Philippe P. Lüdi	Senior Research Scientist, Portfolio Manager	March 2014
		Robert W. Sinnott	Research Scientist, Portfolio Manager	March 2014
		Alexander D. Healy	Director of Strategic Research, Portfolio Manager	March 2014

  The following replaces the section of the Prospectus entitled “How the Fund is Managed – Portfolio Managers – AST Academic Strategies Asset Allocation Portfolio – J.P. Morgan Investment Management, Inc.: Long/Short Market Neutral Segment:”

The portfolio management team is led by Terance Chen, Managing Director of J.P. Morgan Investment Management Inc. (JPMIM) and a CFA charterholder, Raffaele Zingone, Managing Director of JPMIM and a CFA charterholder, and Steven G. Lee, Managing Director of JPMIM. Mr. Chen has been a portfolio manager in the U.S. Equity Group since 2000 and has been a JPMIM employee since 1994. Mr Zingone has been a portfolio manager in the U.S. Equity Group since 2000 and has been a JPMIM employee since 1991. Mr. Lee has been a portfolio manager since 2013 and prior to that time he was a research analyst in the U.S. Equity Research Group. Mr. Lee has been an employee of JPMIM since 2004. Mr. Chen will be resigning from JPMIM in the fourth quarter of 2014. Mr. Chen will continue to serve on the portfolio management team of the Portfolio until such time.

  The following replaces the section of the Prospectus entitled “How the Fund is Managed – Portfolio Managers – AST Academic Strategies Asset Allocation Portfolio – AlphaSimplex: Hedge Fund Replication Segment:”

Andrew W. Lo founded AlphaSimplex in 1999 and currently serves as the firm’s Chief Investment Strategist. He is also Chairman of AlphaSimplex’s Board of Directors, Chairman of AlphaSimplex’s Investment Committee, and a member of AlphaSimplex’s Risk Committee. Dr. Lo is the Harris & Harris Group Professor at Massachusetts Institute of Technology (“MIT”) and Director of MIT’s Laboratory for Financial Engineering.

Alexander D. Healy joined AlphaSimplex in 2007 and currently serves as Director of Strategic Research, focusing on risk management, asset allocation, and non-parametric investment models. He is also a member of AlphaSimplex’s Board of Directors, AlphaSimplex’s Investment Committee, and AlphaSimplex’s Risk Committee. Dr. Healy received an AB in Mathematics and Computer Science in 2002 and a PhD in Theoretical Computer Science in 2007, both from Harvard University.

Peter A. Lee joined AlphaSimplex in 2007 and currently serves as Senior Research Scientist for hedge fund beta replication products. Mr. Lee received an AB in Applied Mathematics with a secondary field in Economics from Harvard University in 2007.

Philippe P. Lüdi joined AlphaSimplex in 2006 and currently serves as Senior Research Scientist, focusing on Global Macro and Global Tactical Asset Allocation strategies. Dr. Lüdi received the equivalent of an MA in Molecular and Computational Biology from the University of Basel in 2000, followed by an MS in Statistics in 2002 and a PhD in Bioinformatics in 2006, both from Duke University. Dr. Lüdi holds the designation of Chartered Financial Analyst.

Robert W. Sinnott joined AlphaSimplex in 2009 and currently serves as Research Scientist for trend and relative-value models. Mr. Sinnott received both an AB and AM in Statistics from Harvard University.

  The following table replaces the section of the table that references JPMIM in the section of the SAI relating to the Portfolio entitled “Portfolio Managers – Other Accounts”:

Adviser/Subadvisers	Portfolio Managers	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Ownership of Fund Securities
J.P. Morgan Investment Management, Inc.	Terance Chen*	10/$2,742,855	3/$561,767	1/$22,015	None
	Raffaele Zingone	9/$5,053,645	4/$998,158	11/$5,162,183	None
	Steven G. Lee	0/N/A	0/N/A	0/N/A	None

*Mr. Chen will be resigning from JPMIM in the fourth quarter of 2014. Mr. Chen will continue to serve on the portfolio management team of the Portfolio until such time.

  The following table replaces the section of the table that references AlphaSimplex in the section of the SAI relating to the Portfolio entitled “Portfolio Managers – Other Accounts”:
Adviser/Subadvisers	Portfolio Managers	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Ownership of Fund Securities
AlphaSimplex Group, LLC	Andrew W. Lo	5/$3,360,343,000	2/$32,602,000	5/$75,522,000 1/$6,480,000	None
	Peter A. Lee	1/$2,442,861,000	0/N/A	0/N/A	None
	Philippe P. Lüdi	1/$39,929,000	2/$32,602,000	0/N/A	None
	Robert W. Sinnott	1/$839,822,000	1/$9,510,000	0/N/A	None
	Alexander D. Healy	2/$37,731,000	0/N/A	5/$75,522,000 1/$6,480,000	None

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.